Fair Value Measurement - Foreclosed Assets that were Re-measured and Reported at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Beginning balance	$ 2,397	$ 1,736	$ 1,927
Carrying value of foreclosed assets acquired	4,312	2,263	869
Proceeds from sale of foreclosed assets	(3,498)	(1,623)	(344)
Gains (losses) included in non-interest expense	158	21	(716)
Fair value	$ 3,369	$ 2,397	$ 1,736